23. Tax assets and liabilities (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Tax assets
Temporary differences	R$ 32,131,134
Tax loss carry forwards	5,693,104
Social contribution taxes 18%	175,158
Total	37,999,396
Tax liabilities
Temporary differences	4,546,595
Total	4,546,595
Expected Realization Of Deferred Tax Assets 2021 [Member]
Tax assets
Temporary differences	4,334,901
Tax loss carry forwards	3,214,512
Social contribution taxes 18%	175,158
Total	7,724,571
Tax liabilities
Temporary differences	2,282,399
Total	2,282,399
Expected Realization Of Deferred Tax Assets 2022 [Member]
Tax assets
Temporary differences	12,412,237
Tax loss carry forwards	60,066
Social contribution taxes 18%
Total	12,472,303
Tax liabilities
Temporary differences	2,123,509
Total	2,123,509
Expected Realization Of Deferred Tax Assets 2023 [Member]
Tax assets
Temporary differences	10,671,466
Tax loss carry forwards	266,517
Social contribution taxes 18%
Total	10,937,983
Tax liabilities
Temporary differences	31,007
Total	31,007
Expected Realization Of Deferred Tax Assets 2024 [Member]
Tax assets
Temporary differences	819,052
Tax loss carry forwards	2,034,568
Social contribution taxes 18%
Total	2,853,620
Tax liabilities
Temporary differences	16,662
Total	16,662
Expected Realization Of Deferred Tax Assets 2025 [Member]
Tax assets
Temporary differences	2,758,198
Tax loss carry forwards	9,520
Social contribution taxes 18%
Total	2,767,718
Tax liabilities
Temporary differences	16,028
Total	16,028
Expected Realization Of Deferred Tax Assets 2026 To 2028 [Member]
Tax assets
Temporary differences	525,852
Tax loss carry forwards	107,921
Social contribution taxes 18%
Total	633,773
Tax liabilities
Temporary differences	46,338
Total	46,338
Expected Realization Of Deferred Tax Assets 2029 To 2030 [Member]
Tax assets
Temporary differences	609,428
Tax loss carry forwards
Social contribution taxes 18%
Total	609,428
Tax liabilities
Temporary differences	30,652
Total	R$ 30,652